                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-4314

                      (Investment Company Act File Number)

                          Intermediate Municipal Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  5/31/08

              Date of Reporting Period:  Six months ended 11/30/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Intermediate Municipal Trust

A Portfolio of Intermediate Municipal Trust

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2007

Institutional Shares
Class Y Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,
	11/30/2007		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.22		$10.25		$10.52	$10.42	$10.82	$10.48
Income From Investment Operations:
Net investment income	0.21		0.45		0.45	0.46	0.46	0.47
Net realized and unrealized gain (loss) on investments and futures contracts	(0.22)		(0.03)		(0.27)	0.10	(0.40)	0.34
TOTAL FROM INVESTMENT OPERATIONS	(0.01)		0.42		0.18	0.56	0.06	0.81
Less Distributions:
Distributions from net investment income	(0.21)		(0.45)		(0.45)	(0.46)	(0.46)	(0.47)
Net Asset Value, End of Period	$10.00		$10.22		$10.25	$10.52	$10.42	$10.82
Total Return [1]	(0.06)%		4.15%		1.70%	5.42%	0.54%	7.85%

Ratios to Average Net Assets:
Net expenses	0.54	% [2]	0.55	% [3]	0.56%	0.58%	0.60%	0.60%
Net investment income	4.24	% [2]	4.38%		4.29%	4.34%	4.31%	4.38%
Expense waiver/reimbursement [4]	0.31	% [2]	0.32%		0.28%	0.31%	0.29%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$134,756		$141,676		$174,074	$164,859	$167,093	$159,683
Portfolio turnover	20%		38%		25%	19%	13%	22%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 Includes 0.02% of interest and trust expenses related to the Fund's participation in secondary inverse floater structures.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class Y Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,				Period Ended
	11/30/2007		2007		2006	2005	5/31/2004	[1]
Net Asset Value, Beginning of Period:	$10.22		$10.25		$10.52	$10.42	$10.67
Income From Investment Operations:
Net investment income	0.22		0.47		0.47	0.48	0.32
Net realized and unrealized gain (loss) on investments	(0.22)		(0.03)		(0.27)	0.10	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	0.00		0.44		0.20	0.58	0.07
Less Distributions:
Distributions from net investment income	(0.22)		(0.47)		(0.47)	(0.48)	(0.32)
Net Asset Value, End of Period	$10.00		$10.22		$10.25	$10.52	$10.42
Total Return [2]	0.03%		4.33%		1.90%	5.66%	0.64%

Ratios to Average Net Assets:
Net expenses	0.37	% [3]	0.38	% [4]	0.36%	0.35%	0.35	% [3]
Net investment income	4.40	% [3]	4.56%		4.48%	4.56%	4.60	% [3]
Expense waiver/reimbursement [5]	0.29	% [3]	0.32%		0.28%	0.31%	0.31	% [3]
Supplement Data:
Net assets, end of period (000 omitted)	$23,812		$24,978		$5,569	$7,099	$5,803
Portfolio turnover	20%		38%		25%	19%	13	% [6]

1 Reflects operations for the period from October 2, 2003 (date of initial public investment) to May 31, 2004.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 Includes 0.02% of interest and trust expenses related to the Fund's participation in secondary inverse floater structures.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended May 31, 2004.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2007 to November 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2007	Ending Account Value 11/30/2007	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$ 999.40	$2.70
Class Y Shares	$1,000	$1,000.30	$1.85
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.30	$2.73
Class Y Shares	$1,000	$1,023.15	$1.87

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.54%
Class Y Shares	0.37%

Portfolio of Investments Summary Table

At November 30, 2007, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Insured	26.2%
Hospital	15.4%
Public Power	10.5%
Pre-refunded	10.4%
General Obligation--State	5.9%
General Obligation--Local	5.8%
Transportation	5.0%
Water & Sewer	4.5%
IDB/PCR	3.7%
Education	3.7%
Other [2]	11.6%
Other Assets and Liabilities--Net [3]	(2.7)%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

2 For purposes of this table, sector classifications constitute 91.1% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

November 30, 2007 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--93.7%
		Alabama--2.4%
$1,000,000		Alabama State Public School & College Authority, Refunding Revenue Bonds (Series 1998), 5.125% (FSA INS), 11/1/2014	$1,029,720
1,000,000		Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, Revenue Bonds (Series 2005A), 5.25% (Baptist Health System of Birmingham), 11/15/2020	1,010,340
1,000,000		Courtland, AL IDB, Environmental Improvement Refunding Revenue Bonds, 5.00% (International Paper Co.), 11/1/2013	1,019,450
1,190,000	[1]	Huntsville, AL Health Care Authority, RITES (PA-1466), 5.72% (Huntsville Hospital), 6/1/2032	684,869
		TOTAL	3,744,379
		Arizona--4.7%
750,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 5.00% (Blood Systems, Inc.), 4/1/2019	764,632
5,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Revenue Bonds (Series 2005A), 5.00%, 1/1/2027	5,250,700
1,420,000		Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian Asset Assurance INS), 12/1/2025	1,424,643
		TOTAL	7,439,975
		Arkansas--2.2%
2,000,000		Arkansas State, UT GO Bonds (Series 2007B), 4.75%, 6/1/2028	2,042,980
1,000,000		Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	967,410
535,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	529,714
		TOTAL	3,540,104
		California--4.6%
290,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	303,920
3,000,000		California State, UT GO Bonds, 5.00%, 9/1/2027	3,061,590
2,000,000		Los Angeles, CA Unified School District, Refunding UT GO Bonds (Series 2006B), 4.75% (FGIC INS), 7/1/2025	2,062,520
2,000,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00%, 2/15/2025	1,934,840
		TOTAL	7,362,870
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--0.7%
$25,000		Colorado HFA, SFM Revenue Bonds (Series 1997C-3), 6.75%, 5/1/2017	$25,331
1,000,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2016	1,040,020
		TOTAL	1,065,351
		Connecticut--1.4%
2,240,000		Connecticut State HEFA, Revenue Bonds (Series 2005C), 5.00% (Eastern Connecticut Health Network)/(Radian Asset Assurance INS), 7/1/2025	2,249,722
		District of Columbia--2.6%
470,000		District of Columbia, Refunding Revenue Bonds, 5.50% (Catholic University of America)/(AMBAC INS), 10/1/2012	491,991
530,000		District of Columbia, Refunding Revenue Bonds, 5.50% (Catholic University of America)/(United States Treasury PRF 10/1/2009@101), 10/1/2012	555,573
1,405,000		District of Columbia, Revenue Bonds, 5.75% (Catholic University of America)/(AMBAC INS), 10/1/2017	1,471,808
1,595,000		District of Columbia, Revenue Bonds, 5.75% (Catholic University of America)/(United States Treasury PRF 10/1/2009@101), 10/1/2017	1,679,009
		TOTAL	4,198,381
		Florida--4.3%
1,250,000	[1,2]	Alachua County, FL Health Facilities Authority, RITES (PA-1472), 5.35% (Shands Teaching Hospital and Clinics, Inc.), 12/1/2037	933,725
2,000,000		Florida State Board of Education Capital Outlay, UT GO Bonds (Series 2006C), 5.00%, 6/1/2022	2,186,140
885,000		St. Johns County, FL IDA, Health Care Refunding Revenue Bonds (Series 2007), 5.00% (Vicar's Landing), 2/15/2017	899,965
2,630,000		Tallahassee, FL Consolidated Utility System, Revenue Bonds (Series 2007), 5.00%, 10/1/2019	2,828,697
		TOTAL	6,848,527
		Georgia--0.7%
55,000		Municipal Electric Authority of Georgia, (Series Y), 6.40% (Escrowed In U.S. Treasuries COL)/ (Original Issue Yield: 6.45%), 1/1/2009	56,802
5,000		Municipal Electric Authority of Georgia, Revenue Bonds, (Series Y), 6.40% (Escrowed In U.S. Treasuries COL), 1/1/2009	5,164
940,000		Municipal Electric Authority of Georgia, Revenue Bonds, (Series Y), 6.40%, 1/1/2009	969,666
		TOTAL	1,031,632
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Illinois--4.4%
$2,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2007D), 5.00% (FSA INS), 12/1/2021	$2,144,780
300,000		Chicago, IL Metropolitan Water Reclamation District, UT GO Refunding Bonds, 5.20% (Original Issue Yield: 5.25%), 12/1/2013	310,905
1,000,000		Illinois Department Central Management Services, COPs, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.55%), 7/1/2013	1,042,530
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of Technology), 4/1/2019	1,023,900
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2007), 5.00% (University of Chicago), 7/1/2019	1,078,120
855,000		Illinois Finance Authority, Refunding Revenue Bonds (Series 2007), 5.00% (Loyola University), 7/1/2022	883,916
500,000		Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Refunding Revenue Bonds, 6.75% (Original Issue Yield: 6.85%), 6/1/2010	523,715
		TOTAL	7,007,866
		Indiana--2.6%
500,000		Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.), Optional Tender 12/2/2011	510,730
2,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2005A), 5.00% (Community Health Network)/(AMBAC INS), 5/1/2022	2,071,340
1,500,000		Indiana State Finance Authority, Highway Refunding Revenue Bonds (Series 2007A), 4.50% (FGIC INS), 12/1/2021	1,515,495
		TOTAL	4,097,565
		Iowa--0.6%
1,000,000		Iowa Finance Authority, Health Facilities Development Refunding Revenue Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2016	1,020,030
		Kansas--0.0%
25,000		Sedgwick County, KS, SFM Revenue Bonds (Series 1997A-2), 6.50% (GNMA Home Mortgage Program COL), 12/1/2016	25,584
		Kentucky--1.2%
2,000,000		Murray, KY, Hospital Facilities Refunding Revenue Bonds (Series 2007), 4.60% (Murray-Calloway County Public Hospital Corp.)/(Original Issue Yield: 4.60%), 8/1/2022	1,919,020
		Louisiana--0.6%
1,000,000		De Soto Parish, LA Environmental Improvement Authority, PCRBs (Series 2002A), 5.00% (International Paper Co.), 10/1/2012	1,016,670
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Michigan--11.2%
$1,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018	$1,102,030
500,000		Delta County, MI Economic Development Corp., Environmental Improvement Refunding Revenue Bonds (Series A), 6.25% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012@100), 4/15/2027	558,100
1,785,000		Kent County, MI Airport Revenue, LT GO Airport Revenue Bonds (Series 2007), 5.00% (Gerald R. Ford International Airport), 1/1/2021	1,909,968
2,000,000		Michigan Municipal Bond Authority Clean Water Revolving Fund, Revenue Bonds, 5.00%, 10/1/2020	2,183,320
4,000,000		Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	4,059,680
5,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group)/(MBIA Insurance Corp. INS), 11/15/2011	5,287,100
650,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.125% (NSF International), 8/1/2019	670,416
2,000,000		Michigan State Strategic Fund, Refunding Revenue PCRBs (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	2,040,840
		TOTAL	17,811,454
		Minnesota--0.9%
1,500,000		Todd Morrison Cass & Wadena Counties United Hospital District, MN, GO Health Care Facility Revenue Bonds (Series 2004), 5.00% (Lakewood Health System), 12/1/2021	1,482,165
		Missouri--0.1%
130,000		Missouri State Environmental Improvement & Energy Authority, Refunding Revenue Bonds, 6.00%, 1/1/2016	130,269
		Nevada--1.4%
1,100,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,142,592
1,000,000		Clark County, NV, Passenger Facility Charge Revenue Bonds (Series 2007A-2), 5.00% (Las Vegas-McCarran International Airport)/(AMBAC INS), 7/1/2026	1,035,390
		TOTAL	2,177,982
		New Hampshire--0.6%
895,000		New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.00% (Covenant Health Systems), 7/1/2014	936,313
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New Jersey--3.7%
$500,000		New Jersey EDA, Revenue Bonds, (Series 2004), 5.625% (NJ Dedicated Cigarette Excise Tax), 6/15/2019	$503,685
965,000	[1]	New Jersey Health Care Facilities Financing Authority, RITES (Series PA-1484), 3.51% (Catholic Health East), 11/15/2033	519,170
2,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds (Series 2006A), 5.25%, 12/15/2020	2,221,960
3,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 4.625% (Original Issue Yield: 4.85%), 6/1/2026	2,566,710
		TOTAL	5,811,525
		New York--5.6%
1,500,000		Hempstead, NY IDA, Resource Recovery Refunding Revenue Bonds (Series 2001), 5.00% TOBs (American Ref-Fuel Co. of Hempstead), Mandatory Tender 6/1/2010	1,509,240
1,000,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002A), 5.50% (Lycee Francais de New York Project)/(ACA Financial Guaranty Company INS), 6/1/2015	1,022,330
2,000,000		New York City, NY, UT GO Bonds (Fiscal 2007 Series A), 5.00%, 8/1/2022	2,087,060
2,000,000		New York City, NY, UT GO Bonds (Fiscal 2007 Series A), 5.00%, 8/1/2028	2,053,660
2,000,000		New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue Bonds (Series 2007B), 5.00% (New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund), 4/1/2023	2,131,040
		TOTAL	8,803,330
		North Carolina--1.4%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003A), 5.50%, 1/1/2012	1,056,760
1,000,000		North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, 6.00% (AMBAC INS), 1/1/2018	1,170,960
		TOTAL	2,227,720
		Ohio--5.4%
2,000,000		Cleveland, OH Waterworks, Water Revenue Bonds (Series 2007P), 5.00%, 1/1/2017	2,182,880
1,000,000		Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2005A), 5.00% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.10%), 7/1/2026	948,900
3,195,000		Lucas County, OH HDA, Hospital Refunding Revenue Bonds (Series 1996), 5.50% (ProMedica Healthcare Obligated Group)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.75%), 11/15/2008	3,231,966
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$1,000,000		Montgomery County, OH, Revenue Bonds, 5.50% (Catholic Health Initiatives)/(United States Treasury PRF 9/1/2011@100), 9/1/2016	$1,077,370
1,000,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (College of Wooster), 9/1/2020	1,042,990
		TOTAL	8,484,106
		Pennsylvania--8.3%
1,845,000	[1]	Geisinger Authority, PA Health System, DRIVERs (Series 1834), 5.260% (Geisinger Health System), 2/1/2015	1,206,261
1,000,000		New Wilmington, PA Municipal Authority, College Revenue Bonds, 5.30% (Westminster College)/(United States Treasury PRF 3/1/2008@100)/(Original Issue Yield: 5.40%), 3/1/2018	1,004,400
1,000,000		Pennsylvania Intergovernmental Coop Authority, Special Tax, 5.25% (FGIC INS), 6/15/2015	1,027,090
1,210,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2012	1,288,420
1,200,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00% (Philadelphia University), 6/1/2015	1,242,396
500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.50% (Philadelphia University), 6/1/2020	527,415
5,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Health System Revenue Bonds (Series 1997A), 5.00% (Jefferson Health System)/(Original Issue Yield: 5.40%), 5/15/2012	5,077,700
415,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie Healthcare System, PA), 12/1/2012	451,852
1,190,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie Healthcare System, PA)/(United States Treasury PRF 12/1/2011@101), 12/1/2012	1,319,044
		TOTAL	13,144,578
		Rhode Island--0.4%
625,000		Rhode Island Economic Development Corp., Revenue Note Obligations (2000 Senior Obligation Series), 5.75% (Providence Place Mall Project)/(Radian Asset Assurance INS), 7/1/2010	643,400
		South Carolina--2.5%
1,000,000		Beaufort County, SC School District, GO, 5.50% (United States Treasury PRF 3/1/2009@100), 3/1/2016	1,027,100
3,000,000	[1,2]	South Carolina Jobs-EDA, RITES (PA-1471), 4.48% (Palmetto Health Alliance), 8/1/2013	2,955,000
		TOTAL	3,982,100
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Tennessee--2.0%
$500,000		Clarksville, TN Natural Gas Acquisition Corp., Gas Revenue Bonds (Series 2006), 5.00%, 12/15/2021	$489,135
1,000,000		Metropolitan Government Nashville & Davidson County, TN, UT GO, 5.125% (United States Treasury PRF 5/15/2009@101)/(Original Issue Yield: 5.125%), 11/15/2017	1,035,730
500,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Escrowed In U.S. Treasuries COL), 9/1/2011	547,560
1,000,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Escrowed In U.S. Treasuries COL), 9/1/2012	1,117,990
		TOTAL	3,190,415
		Texas--8.6%
1,000,000		Bell County, TX HFDC, Refunding Revenue Bonds, 5.375% (FSA INS), 12/1/2013	1,036,320
420,000		Carroll, TX ISD, UT GO Refunding Bonds (Series A), 5.00% (GTD by PSFG)/(Original Issue Yield: 5.02%), 2/15/2016	421,302
80,000		Carroll, TX ISD, UT GO Refunding Bonds (Series A), 5.00% (United States Treasury PRF 2/15/2008@100)/(Original Issue Yield: 5.02%), 2/15/2016	80,262
1,000,000		Cass County, TX IDC, Environmental Improvement Refunding Revenue Bonds, 4.80% (International Paper Co.), 3/1/2025	918,170
1,000,000		El Paso, TX, LT GO (Series 1998), 5.125% (United States Treasury PRF 8/15/2008@100)/(Original Issue Yield: 5.25%), 8/15/2015	1,012,130
2,000,000		North Central Texas HFDC, Hospital Refunding Revenue Bonds (Series 2002), 5.50% (Children's Medical Center of Dallas)/(AMBAC INS), 8/15/2017	2,136,420
1,000,000		San Antonio, TX Water System, Refunding Revenue Bonds (Series 2002), 5.50% (FSA INS), 5/15/2016	1,082,740
2,505,000		San Antonio, TX, Tax & Revenue Certificates of Obligation (Series 2007), 5.00%, 8/1/2019	2,714,568
2,500,000		Texas Municipal Gas Acquisition & Supply Corp. I, Senior Lien Gas Supply Revenue Bonds (Series 2006B), 4.515%, 12/15/2026	2,182,150
2,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 4.75% (Texas State), 4/1/2025	2,060,740
		TOTAL	13,644,802
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Utah--1.4%
$1,050,000		Salt Lake County, UT Municipal Building Authority, Refunding Revenue Bonds (Series 2001), 5.20% (United States Treasury PRF 10/15/2011@100)/(Original Issue Yield: 5.33%), 10/15/2020	$1,123,154
1,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	1,024,060
		TOTAL	2,147,214
		Virginia--2.6%
1,000,000		Chesapeake, VA IDA, PCRBs, 5.25% (Virginia Electric & Power Co.), 2/1/2008	1,000,860
2,000,000		Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 5.50% (Convention Center Expansion Project), 6/15/2008	2,020,700
1,000,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.25% (United States Treasury PRF 6/1/2012@100)/(Original Issue Yield: 5.301%), 6/1/2019	1,050,320
		TOTAL	4,071,880
		Washington--2.6%
1,000,000		Clark County, WA School District No. 114 Evergreen, UT GO Refunding Bonds (Series 1999), 5.25%, 6/1/2015	1,032,780
2,000,000		North Thurston, WA Public Schools, UT GO Bonds (Series 2007), 5.00% (MBIA Insurance Corp. INS), 12/1/2021	2,151,580
1,000,000		Washington State, UT GO (Motor Vehicle Fuel Tax, Series 1998B), 5.00% (United States Treasury PRF 1/1/2008@100)/(Original Issue Yield: 5.20%), 1/1/2017	1,001,360
		TOTAL	4,185,720
		Wisconsin--2.0%
1,000,000		Milwaukee County, WI, (Series A), 5.00%, 10/1/2016	1,056,310
980,000		Wisconsin State HEFA, Refunding Revenue Bonds, 6.00% (Wheaton Franciscan HealthCare)/(United States Treasury PRF 2/15/2012@101), 8/15/2014	1,090,025
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2005), 5.10% (Vernon Memorial Healthcare, Inc.)/(Original Issue Yield: 5.15%), 3/1/2025	954,630
		TOTAL	3,100,965
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $149,526,853)	148,543,614
Principal Amount			Value
		SHORT-TERM MUNICIPALS--9.0% [3]
		Alaska--0.8%
$1,300,000		Valdez, AK Marine Terminal, (Series 2003C) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(GTD by BP PLC), 3.630%, 12/3/2007	$1,300,000
		Florida--3.0%
4,800,000		JEA, FL Electric System, Subordinate Revenue Bonds (2001 Series B) Daily VRDNs (Bank of America N.A. LIQ), 3.600%, 12/3/2007	4,800,000
		Massachusetts--1.0%
1,600,000		Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000 Daily VRDNs (State Street Bank and Trust Co. LIQ), 3.630%, 12/3/2007	1,600,000
		Ohio--3.7%
5,920,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 3.580%, 12/6/2007	5,920,000
		Utah--0.5%
700,000		Weber County, UT, (Series 2000C) Daily VRDNs (IHC Health Services, Inc.), 3.600%, 12/3/2007	700,000
		TOTAL SHORT-TERM MUNICIPALS (AT COST)	14,320,000
		TOTAL INVESTMENTS--102.7% (IDENTIFIED COST $163,846,853) [4]	162,863,614
		OTHER ASSETS AND LIABILITIES - NET--(2.7)%	(4,295,950)
		TOTAL NET ASSETS--100%	$158,567,664

At November 30, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2007, these restricted securities amounted to $6,299,025, which represented 4.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At November 30, 2007, these liquid restricted securities amounted to $3,888,725, which represented 2.5% of total net assets.

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes amounts to $163,834,872.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COPs	--Certificates of Participation
DRIVERs	--Derivative Inverse Tax-Exempt Receipts
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
RITES	--Residual Interest Tax-Exempt Securities
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $163,846,853)		$162,863,614
Cash		5,610
Income receivable		2,124,538
Receivable for investments sold		1,020,000
Receivable for shares sold		156,683
TOTAL ASSETS		166,170,445
Liabilities:
Payable for investments purchased	$7,013,361
Payable for shares redeemed	162,039
Income distribution payable	373,390
Payable for shareholder services fee (Note 5)	24,062
Accrued expenses	29,929
TOTAL LIABILITIES		7,602,781
Net assets for 15,855,894 shares outstanding		$158,567,664
Net Assets Consist of:
Paid-in capital		$164,157,764
Net unrealized depreciation of investments		(983,239)
Accumulated net realized loss on investments		(4,638,397)
Undistributed net investment income		31,536
TOTAL NET ASSETS		$158,567,664
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
($134,755,747 ÷ 13,474,639 shares outstanding), no par value, unlimited shares authorized		$10.00
Class Y Shares:
($23,811,917 ÷ 2,381,255 shares outstanding), no par value, unlimited shares authorized		$10.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2007 (unaudited)

Investment Income:
Interest			$3,936,384
Expenses:
Investment adviser fee (Note 5)		$329,490
Administrative personnel and services fee (Note 5)		95,001
Custodian fees		4,685
Transfer and dividend disbursing agent fees and expenses		23,984
Directors'/Trustees' fees		7,186
Auditing fees		10,000
Legal fees		4,491
Portfolio accounting fees		36,428
Shareholder services fee--Institutional Shares (Note 5)		116,160
Account administration fee--Institutional Shares		11,987
Share registration costs		16,925
Printing and postage		11,898
Insurance premiums		3,394
Miscellaneous		4,849
TOTAL EXPENSES		676,478
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(222,898)
Waiver of administrative personnel and services fee	(16,677)
Reimbursement of shareholder services fee--Institutional Shares	(14,181)
TOTAL WAIVERS AND REIMBURSEMENT		(253,756)
Net expenses			422,722
Net investment income			3,513,662
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(533,281)
Net change in unrealized appreciation of investments			(2,968,069)
Net realized and unrealized loss on investments			(3,501,350)
Change in net assets resulting from operations			$12,312

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2007	Year Ended 5/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,513,662	$7,073,464
Net realized gain (loss) on investments	(533,281)	1,608,975
Net change in unrealized appreciation/depreciation of investments	(2,968,069)	(2,209,623)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,312	6,472,816
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,967,404)	(6,669,135)
Class Y Shares	(548,170)	(369,138)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,515,574)	(7,038,273)
Share Transactions:
Proceeds from sale of shares	19,906,757	49,869,195
Net asset value of shares issued to shareholders in payment of distributions declared	1,161,864	2,295,820
Cost of shares redeemed	(25,651,677)	(64,588,753)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,583,056)	(12,423,738)
Change in net assets	(8,086,318)	(12,989,195)
Net Assets:
Beginning of period	166,653,982	179,643,177
End of period (including undistributed net investment income of $31,536 and $33,448, respectively)	$158,567,664	$166,653,982

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2007 (unaudited)

1. ORGANIZATION

Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of one diversified portfolio, Federated Intermediate Municipal Trust (the "Fund"). The Fund offers two classes of shares: Institutional Shares and Class Y Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments normally will not be subject to the federal AMT for individuals and corporations, but may be subject to state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV) the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations , from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Inverse Floater Structures

The Fund may participate in Secondary Inverse Floater Structures in which fixed-rate, tax-exempt municipal bonds purchased by the Fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust which is transferred to the Fund that is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The Fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the Fund's investments, and the related floating rate certificate securities reflected as a liability on the Fund's records.

While these inverse floater structures are accounted for as secured borrowings, the Fund's Adviser has determined that they do not constitute borrowings for purposes of any fundamental limitation on borrowings that may be applicable to the Fund. At November 30, 2007, the Fund did not hold any secondary inverse floater structures. During the six months ended November 30, 2007, the Fund did not participate in Secondary Inverse Floater Structures.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at November 30, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
Geisinger Authority, PA Health System, DRIVERs (Series 1834), 5.260% (Geisinger Health System), 2/1/2015	4/18/2007 - 11/13/2007	$ 966,660
Huntsville, AL Health Care Authority, RITES (PA-1466), 5.72% (Huntsville Hospital), 6/1/2032	4/2/2007	$1,190,000
New Jersey Health Care Facilities Financing Authority, RITES (Series PA-1484), 3.51% (Catholic Health East), 11/15/2033	5/1/2007	$1,846,661

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 11/30/2007		Year Ended 5/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,709,095	$17,190,896	2,759,963	$28,455,541
Shares issued to shareholders in payment of distributions declared	115,512	1,161,642	222,454	2,291,130
Shares redeemed	(2,218,337)	(22,298,595)	(6,095,273)	(62,761,406)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(393,730)	$(3,946,057)	(3,112,856)	$(32,014,735)

	Six Months Ended 11/30/2007		Year Ended 5/31/2007
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	269,885	$2,715,861	2,078,982	$21,413,654
Shares issued to shareholders in payment of distributions declared	22	222	455	4,690
Shares redeemed	(333,569)	(3,353,082)	(177,803)	(1,827,347)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	(63,662)	$(636,999)	1,901,634	$19,590,997
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(457,392)	$(4,583,056)	(1,211,222)	$(12,423,738)

4. FEDERAL TAX INFORMATION

At November 30, 2007, the cost of investments for federal tax purposes was $163,834,872. The net unrealized depreciation of investments for federal tax purposes was $971,258. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,591,521 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,562,779.

At May 31, 2007, the Fund had a capital loss carryforward of $4,115,374 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$2,015,802
2009	$2,077,340
2014	$ 22,232

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2007, the Adviser voluntarily waived $222,898 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2007, the net fee paid to FAS was 0.095% of average daily net assets of the Fund. FAS waived $16,677 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended November 30, 2007, FSSC voluntarily reimbursed $14,181 of shareholder services fees. For the six months ended November 30, 2007, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended November 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $69,795,000 and $67,410,000, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 0.55% and 0.37%, respectively, for the fiscal year ending May 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after July 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended November 30, 2007, were as follows:

Purchases	$34,181,107
Sales	$29,030,305

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of November 30, 2007, there were no outstanding loans. During the six months ended November 30, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of November 30, 2007, there were no outstanding loans. During the six months ended November 30, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED INTERMEDIATE MUNICIPAL TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 458810108
Cusip 458810603

8010413 (1/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act ) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  INTERMEDIATE MUNICIPAL TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JANUARY 23, 2008

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        JANUARY 23, 2008

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JANUARY 23, 2008